Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables
Schedule of other current receivables

As at December 31:	2023	2022
Royalty receivables	$20,584	$5,760
Interest receivables	1,093	634
Loans and current accounts* (net of allowance of $nil as of both December 31, 2023 and 2022)	30,489	27,993
Bank Loans	6,850	—
Indemnification asset*	6,756	6,756
Other	2,011	2,359
	$67,783	$43,502

*     The Group had various amounts owing from an affiliate controlled by the Chairman of the Company (see Note 24).

Schedule of movement of contract assets under contracts with customers

	2023	2022
Balance, beginning of the year	$—	$575
Reclassification to revenues	—	—
A change in the time frame for a right to consideration to become unconditional	—	(575)
Balance, end of the year	$—	$—